Intangible Assets, Net (Details) - Schedule of estimated future amortization expense for intangible assets	Sep. 30, 2022 USD ($)
Schedule Of Estimated Future Amortization Expense For Intangible Assets Abstract
2023	$ 725,887
2024	725,887
2025	685,592
2026	685,592
2027	145,787
Total	$ 2,968,745